Premises and Equipment - Major Classes of Premises and Equipment and the Total Accumulated Depreciation (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 29,116	$ 29,438
Less accumulated depreciation	12,134	12,376
Net fixed assets	16,982	17,062
Land [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	3,155	3,192
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	14,303	15,783
ROU Assets [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	2,437	1,945
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 9,221	$ 8,518